FAIR VALUE DISCLOSURES, Quantitative Information About Level 3 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Impaired Loans Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Total impaired collateral value		$ 200,000
Impaired Loans Commercial [Member] | Minimum [Member]
Unobservable Inputs Weighted Average [Abstract]
Discount rate		0.00%
Impaired Loans Commercial [Member] | Maximum [Member]
Unobservable Inputs Weighted Average [Abstract]
Discount rate		100.00%
Significant Unobservable Inputs (Level 3) [Member]
Asset (Liability) Fair Value [Abstract]
Capitalized mortgage loan servicing rights	$ 15,699,000	$ 8,163,000
Impaired loan [Abstract]
Commercial	1,334,000	1,446,000	[1]
Mortgage	546,000	361,000
Other real-estate [Abstract]
Commercial		176,000
Mortgage	$ 251,000
Mortgage and Installment		$ 231,000
Present Value of Net Servicing Revenue [Member] | Minimum [Member]
Unobservable Inputs Weighted Average [Abstract]
Discount rate	9.88%	10.00%
Cost to service	$ 66	$ 66
Ancillary income	$ 20	$ 20
Float rate	2.24%	1.97%
Present Value of Net Servicing Revenue [Member] | Maximum [Member]
Unobservable Inputs Weighted Average [Abstract]
Discount rate	11.00%	11.00%
Cost to service	$ 216	$ 168
Ancillary income	$ 36	$ 40
Float rate	2.24%	1.97%
Present Value of Net Servicing Revenue [Member] | Weighted Average [Member]
Unobservable Inputs Weighted Average [Abstract]
Discount rate	10.11%	10.07%
Cost to service	$ 81	$ 83
Ancillary income	$ 23	$ 24
Float rate	2.24%	1.97%
Sales Comparison Approach [Member] | Impaired Loans Commercial [Member] | Minimum [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales	(32.50%)	(25.00%)	[1]
Sales Comparison Approach [Member] | Impaired Loans Commercial [Member] | Maximum [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales	25.00%	17.00%	[1]
Sales Comparison Approach [Member] | Impaired Loans Commercial [Member] | Weighted Average [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales	(4.50%)	(1.50%)	[1]
Sales Comparison Approach [Member] | Impaired Loans Mortgage [Member] | Minimum [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales	(21.10%)	(23.20%)
Sales Comparison Approach [Member] | Impaired Loans Mortgage [Member] | Maximum [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales	34.10%	19.40%
Sales Comparison Approach [Member] | Impaired Loans Mortgage [Member] | Weighted Average [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales	(2.70%)	(4.70%)
Sales Comparison Approach [Member] | Other Real Estate Commercial [Member] | Minimum [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales		(35.00%)
Sales Comparison Approach [Member] | Other Real Estate Commercial [Member] | Maximum [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales		0.00%
Sales Comparison Approach [Member] | Other Real Estate Commercial [Member] | Weighted Average [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales		(22.50%)
Sales Comparison Approach [Member] | Other Real Estate Mortgage [Member] | Minimum [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales	(33.00%)
Sales Comparison Approach [Member] | Other Real Estate Mortgage [Member] | Maximum [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales	44.50%
Sales Comparison Approach [Member] | Other Real Estate Mortgage [Member] | Weighted Average [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales	(1.00%)
Sales Comparison Approach [Member] | Other Real Estate Mortgage and Installment [Member] | Minimum [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales		(26.80%)
Sales Comparison Approach [Member] | Other Real Estate Mortgage and Installment [Member] | Maximum [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales		2.80%
Sales Comparison Approach [Member] | Other Real Estate Mortgage and Installment [Member] | Weighted Average [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales		(5.10%)

[1]	In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2016, we had an impaired collateral dependent commercial relationship that totaled $0.2 million that was primarily secured by collateral other than real estate. Collateral securing this relationship primarily included machinery and equipment and inventory at December 31, 2016. Valuation techniques at December 31, 2016, included appraisals and discounting restructuring firm valuations based on estimates of value recovery of each particular asset type. Discount rates used ranged from 0% to 100% of stated values.